Accounts Receivable - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance	$ 6,022	$ 3,176	$ 6,100	$ 4,373	$ 4,373	$ 1,501
Changes to reserve	973	943	2,587	521
Other adjustments and write-offs	(415)	(20)	(2,090)	(795)	(1,976)	(1,555)
Recoveries			(17)		75	25
Balance	$ 6,580	$ 4,099	$ 6,580	$ 4,099	$ 6,100	$ 4,373